INCOME TAXES (Schedule of Principal Components of Deferred Income Tax Assets and Liabilities) (Details) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Deferred tax assets:
Property, plant and equipment	$ 998,093	$ 373,994
Inventories provision	700,182	452,362
Tax losses	89,148,913	81,552,073
Contingent liabilities	264,806	843,219
Bad debts provision	1,793,593	1,603,589
Deferred subsidies	3,750,258	4,123,916
Impairment for long-lived assets	40,808,679	43,366,347
Warranty provision	8,435,581	8,925,955
Silicon income		262,383
Others	465,334	1,557,477
Total gross deferred tax assets	146,365,439	143,061,315
Valuation allowance on deferred tax assets	(130,567,941)	(126,550,971)
Net deferred tax assets	15,797,498	16,510,344
Analysis as
Current		5,988,646
Non-current	15,797,498	10,521,698
Net deferred tax assets	15,797,498	16,510,344
Deferred tax liabilities:
Prepaid land use right	258,556	283,980
Total deferred tax liabilities	258,556	283,980
Analysis as:
Current
Non-current	258,556	283,980
Total deferred tax liabilities	$ 258,556	$ 283,980